Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Balance of accounts receivable and notes receivable

The following table sets out the balance of accounts receivable excluding notes receivable as of December 31, 2021 and 2022 (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable, gross	799,389	740,575
Allowance for credit losses	(360,680)	(312,170)
Accounts receivable, net	438,709	428,405

The following table sets out the balance of notes receivable as of December 31, 2021 and 2022 (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Notes receivable, gross	37,520	248
Allowance for credit losses	(19,294)	(66)
Notes receivable, net	18,226	182

Movement of the allowance for doubtful accounts

The following table presents the movement of the allowance for credit losses (in thousands):

	2020	2021	2022
	RMB	RMB	RMB
Balance as of January 1,	118,301	194,454	379,974
Additional provision for/(reversal of) allowance for credit losses, net of recoveries	80,878	185,520	(23,769)
Write-off	(4,725)	—	(43,969)
Balance as of December 31,	194,454	379,974	312,236